SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Oct. 15, 2018	Sep. 05, 2018	Dec. 14, 2017	Oct. 31, 2018	Mar. 20, 2018	Jan. 30, 2018	Dec. 31, 2017	Oct. 30, 2018	Oct. 12, 2018	Oct. 09, 2018	Sep. 30, 2018	Aug. 17, 2018	Jul. 17, 2018	May 16, 2018	Feb. 23, 2018	Feb. 20, 2018	Jan. 24, 2018	Oct. 15, 2017	Aug. 21, 2017	May 18, 2017	Apr. 24, 2017	Apr. 07, 2017	Dec. 31, 2016
Common stock price							$ 0.001				$ 0.001												$ 0.001
Common stock shares issued							23,901,252				25,795,871												23,336,673
License fees							$ 560,000				$ 560,000												$ 560,000
Stock payable							324,995				869,125
Convertible promissory notes							$ 1,551,488
Consulting Agreement [Member]
Common stock shares issued																		50,000
Price per share																		$ 4.90
Common Share Issuances [Member]
Common stock shares issued												115,000	69,444	70,150			50,000	50,000	100,000	300,000	100,000	14,579
Price per share												$ 1.65	$ 0.72	$ 0.65			$ 1.48	$ 4.90	$ 5.30	$ 2.10	$ 7.00	$ 6.86
Convertible promissory note [Member]
Common stock shares issued			150,000
Sale of convertible notes			$ 100,000
Convertible promissory note due date			Jun. 14, 2018
Price per share			$ 2.05
Subsequent Event [Member]
Common stock shares granted							5,000,000
Subsequent Event [Member] | Consulting Agreement [Member]
Common stock shares issued																	50,000
Price per share																	$ 1.48
Subsequent Event [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Common stock shares issued															1,000,000	250,000
Subsequent Event [Member] | Patent purchase agreement [Member]
Common stock price										$ 2.81
Common stock shares issued										50,000
Subsequent Event [Member] | License and Distribution Agreement [Member]
Minimum rights granted under agreement									$ 1,500,000
License fees									$ 560,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Common stock price	$ 0.001
Sale of convertible notes	$ 2,000,000
Conditional gross proceeds from bona fide sale of capital stock to enable conversion feature	$ 4,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Convertible promissory note due date					Nov. 30, 2018
Subsequent event description					If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amounts of these Notes shall be automatically converted into shares of Common Stock at a price per share equal to 75% of the price of the Qualified Offering. The Investors in this offering also received warrants (the “Warrants”) for the option to purchase equal to 50% of the shares of Common Stock that the Investor is entitled to receive in connection with the conversion of the Investor’s Note. The Warrants’ price per share shall equal the lower of (a) $2.00 or (b) 125% of the price per share of the Qualified Offering. The Warrants will have a three year term and shall be exercisable in cash.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member] | Maximum [Member]
Convertible promissory notes					$ 5,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Share Issuances [Member]
Terms of conversion feature	Conversion price equal to $2.50 at the earlier
Subsequent Event [Member] | Securities Purchase Agreement [Member] | On or before December 31, 2018 [Member]
Notes issued in tranches closing amount	$ 1,250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | On or before December 1, 2018 [Member]
Notes issued in tranches closing amount	250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | On or before November 15, 2018 [Member]
Notes issued in tranches closing amount	250,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | October 15, 2018 [Member]
Notes issued in tranches closing amount	$ 250,000
Subsequent Event [Member] | Promissory Notes [Member]
Common stock price				$ 1.95
Common stock shares issued				30,000
Sale of convertible notes				$ 150,000
Maturity date				Dec. 31, 2018
Subsequent Event [Member] | Convertible promissory note [Member]
Common stock price				$ 1.95
Common stock shares issued				115,000
Sale of convertible notes				$ 850,000
Maturity date				Dec. 31, 2018
Convertible promissory note due date						Nov. 30, 2018
Subsequent event description						If on or prior to the Maturity Date, the Company consummates its next bona fide sale of its preferred stock or Common Stock in excess of $4,000,000 in gross proceeds, in one transaction or a series of related transactions, which offering definitively sets a price per share of Common Stock or preferred stock and enables the Company to list its Common Stock on a national securities exchange (“Qualified Offering”), the entire Principal Amount of this Note shall be automatically converted into shares of Common Stock (the “Mandatory Conversion” and together with the Optional Conversion, the “Conversion”) at a price per share equal to 75% of the price of the Qualified Offering (the “Mandatory Conversion Price” together with Optional Conversion Price, the “Conversion Price”).
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Common stock price								$ 2.88
Common stock shares issued								50,000
Stock payable											$ 144,000
Common stock unissued shares		50,000
Subsequent Event [Member] | Convertible promissory note [Member]
Proceeds from issuance of convertible promissory note						$ 1,000,000
Convertible Note accrued interest rate						9.00%